Deposits and Subordinated Debt - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 672,500	$ 659,034	$ 582,288
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	417,310	407,926
CANADA | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	158,270	158,475
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	37,004	18,081
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	11,938	29,679
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	27,246	28,109
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 82,082	$ 82,606